Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2018
Quarterly Results of Operations (Unaudited) [Abstract]
Schedule of Quarterly Financial Information

The unaudited quarterly results of operations for the years ended December 31, 2018 and 2017 follow:

(Dollars in thousands, except per
share data)	2018 Quarter ended
	March 31	June 30 as Revised*	September 30	December 31
Total interest income	$5,439	$5,944	$6,129	$6,139
Total interest expense	794	890	950	1,001
Net interest income	4,645	5,054	5,179	5,138
Provision for loan losses	158	41	32	106
AFS securities losses	(15)	-	-	(173)
Change in equity security value	(6)	52	(4)	(43)
Other income	1,195	1,444	1,245	1,332
Merger and acquisition expense	64	376	185	259
Other expense	4,341	4,530	4,847	4,859
Income before income taxes	1,256	1,603	1,356	1,030
Income tax (benefit) expense	(71)	(372)	(29)	(187)
Net income	$1,327	$1,975	$1,385	$1,217
Per-share data:
Basic earnings	$0.28	$0.39	$0.27	$0.24
Diluted earnings	$0.28	$0.39	$0.27	$0.24
Cash dividends	$0.22	$0.22	$0.22	$0.22

	2017 Quarter ended
	March 31	June 30	September 30	December 31
Total interest income	$5,174	$5,348	$5,457	$5,395
Total interest expense	627	702	752	774
Net interest income	4,547	4,646	4,705	4,621
Provision for loan losses	105	135	149	50
Securities gains	504	4	2	2
Other income	1,112	1,252	1,217	1,199
Merger and acquisition expense	-	-	-	13
Other expense	4,269	4,229	4,442	4,822
Income before income taxes	1,789	1,538	1,333	937
Income tax expense	330	244	127	359
Net income	$1,459	$1,294	$1,206	$578
Per-share data:
Basic earnings	$0.31	$0.27	$0.25	$0.12
Diluted earnings	$0.31	$0.27	$0.25	$0.12
Cash dividends	$0.22	$0.22	$0.22	$0.22

* The income tax benefit and net income for the quarter ended June 30, 2018 set forth on this table have been restated by $406,000 from the amounts of income tax expense of $34,000 and net income of $1,569,000 originally reported. In addition, the basic and diluted earnings per share set forth on this table have been restated from the $0.31 per share originally reported. The $406,000 relates primarily to the reversal of a deferred tax liability on the previous investment in LCB prior to the acquisition on April 30, 2018. The Form 10-Qs for the quarters ending June 30, 2019 and September 30, 2019 will reflect these changes as a correction of a prior year immaterial error.